PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost	$ 1,319,448	$ 1,301,280	$ 1,238,231
Less - Accumulated depreciation and amortization	(694,921)	(553,392)	(272,666)
Property and equipment, net	624,527	747,888	965,565
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,097,494	1,082,438	1,035,280
Computer/office equipment and software [Member]
Property, Plant and Equipment [Line Items]
Cost	90,675	87,563	71,672
Furniture, fixtures and office equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	18,772	18,772	18,772
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 112,507	$ 112,507	$ 112,507